Consolidated Statement Of Changes In Equity (10-K) (USD $)	Common Stock, Shares [Member]	Common Stock Amount [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Stockholders' Equity, Total [Member]	Noncontrolling Interest [Member]	Total [Member]	Total
Beginning Balance at Mar. 25, 2009
Shares, Outstanding	20,000
Proceeds from issuance of common stock	20,000	200,000	199,800,000		200,000,000		200,000,000
Proceeds from issuance of limited partnership units						2,000,000	2,000,000
Net income (loss)				1,196,000	1,196,000		1,196,000	1,196,000
Ending Balance at Dec. 31, 2009		200,000	199,800,000	1,196,000	201,196,000	2,000,000	203,196,000
Beginning Balance at Mar. 25, 2009
Shares, Outstanding	20,000
Net income (loss)								4,922,000
Ending Balance at Dec. 31, 2010		200,000	199,800,000			2,000,000		207,000
Beginning Balance at Dec. 31, 2009				1,196,000	201,196,000		203,196,000
Shares, Outstanding	20,000
Net income (loss)				3,726,000	3,726,000		3,726,000	3,726,000
Ending Balance at Dec. 31, 2010		$ 200,000	$ 199,800,000	$ 4,922,000	$ 204,922,000	$ 2,000,000	$ 206,922,000	$ 207,000